Condensed Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (11,651,000)	$ (834,000)	$ (13,237,616)	$ (3,707,243)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	15,000	7,000	28,516	42,114
Stock-based compensation expense	401,000	11,000	345,435	38,417
Loss on disposition of property and equipment		8,000	7,727	1,446
Change in fair value of stock warrants	6,174,000	(246,000)	3,941,335	105,320
Non-cash interest expense relating to convertible promissory notes & amortization of discount on notes			4,128,863	2,860,267
Inducement charge for Series C warrants	3,050,000
Non-cash interest expense relating to line of credit			1,529
Non-cash interest expense relating to warrants and convertible promissory notes		388,000
Change in operating assets and liabilities:
Accounts receivable	(8,000)	150,000	149,605	(149,605)
Inventories	(97,000)		(109,336)
Other receivables		(41,000)		150,782
Prepaid expenses and other assets	(7,000)	(77,000)	(167,123)	(2,557)
Accounts payable	199,000	31,000	353,897	(161,803)
Accrued compensation & other current liabilities			72,806	(62,356)
Accrued liabilities	115,000	94,000
Net cash used in operating activities	(1,809,000)	(509,000)	(4,484,362)	(885,218)
Cash flows from investing activities:
Proceeds from sale of property and equipment		4,000
Purchase of property and equipment	(1,000)		(30,683)	(1,274)
Net cash (used in) provided by investing activities	(1,000)	4,000	(30,683)	(1,274)
Cash flows from financing activities:
Proceeds from issuance of preferred stock warrants			1,946
Proceeds from exercise of common stock options	12,000
Proceeds from issuance of convertible notes payable			2,490,781
Proceeds from line of credit			100,000
Proceeds from Initial Public Offering			10,727,475
Initial Public Offering costs paid	(530,000)		(2,117,217)
Repayment of credit line	(102,000)
Net cash provided by financing activities	3,382,000		11,202,985
Net increase (decrease) in cash and cash equivalents	1,572,000	(505,000)	6,687,940	(886,492)
Cash and cash equivalents, beginning of period	7,956,710	1,268,770	1,268,770	2,155,262
Cash and cash equivalents, end of period	9,529,000	$ 764,000	7,956,710	1,268,770
Supplemental disclosures of noncash investing and financing information
Initial Public Offering costs accrued and included in Accounts Payable			575,181
Issuance of restricted common stock in exchange for intellectual property				$ 23,986
Beneficial conversion feature related to the warrants to purchase shares of convertible preferred stock in connection with convertible promissory notes			1,723,984
Issuance of warrants for the purchase of convertible preferred stock in connection with notes payable			966,978
Supplemental disclosures of noncash investing and financing information
Reduction in initial public offering costs payable	45,000
Cashless exercise of 2010/2012 warrants	13,000
Series A Warrant Liability [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of stock warrants	(2,800,000)
Cash flows from financing activities:
Proceeds from exercise of warrants	156,000
Series A Warrant Liability [Member] | Cash Exercise [Member]
Supplemental disclosures of noncash investing and financing information
De-recognition warrant liability	42,000
Private Placement Series B Warrants [Member]
Cash flows from financing activities:
Proceeds from exercise of warrants	3,832,000
Other Series B Warrants [Member]
Cash flows from financing activities:
Proceeds from exercise of warrants	189,000
Series B Warrant Liability [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of stock warrants	(1,500,000)
Cash flows from financing activities:
Series B warrant transaction costs paid	(175,000)
Supplemental disclosures of noncash investing and financing information
Warrant transaction costs accrued and included in accrued compensation and other current liabilities	131,000
Series B Warrant Liability [Member] | Cash Exercise [Member]
Supplemental disclosures of noncash investing and financing information
De-recognition warrant liability	6,748,000
Series B Warrant Liability [Member] | Cash Less Exercise [Member]
Supplemental disclosures of noncash investing and financing information
De-recognition warrant liability	417,000
Series B Warrant Liability [Member] | Warrants contributed back to the Company [Member]
Supplemental disclosures of noncash investing and financing information
De-recognition warrant liability	$ 3,000
IPO [Member] | Series A Warrant Liability [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of stock warrants			636,897
IPO [Member] | Series B Warrant Liability [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of stock warrants			(5,789,625)
IPO [Member] | 2014 Convertible Promissory Notes [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash interest expense relating to convertible promissory notes & amortization of discount on notes			1,855,452
Supplemental disclosures of noncash investing and financing information
Notes payable converted into common stock in IPO			2,512,119
IPO [Member] | 2010 and 2012 Convertible Promissory Notes [Member]
Supplemental disclosures of noncash investing and financing information
Notes payable converted into common stock in IPO			$ 15,410,110